Investments in Local Limited Partnerships - Schedule of Equity Method Activity of the Investments in Local Limited Partnership (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Investments per balance sheet, beginning of period			$ 629,335	$ 606,786	$ 606,786
Equity in income of Local Limited Partnerships	9,546	9,419	19,092	18,838	37,676
Distributions received from Local Limited Partnerships			(9,851)	(7,927)	(7,927)
Amortization of capitalized acquisition fees and costs			(3,600)		(7,200)
Investments in Local Limited Partnerships, net			528,797		519,556
Acquisition fees and costs, net of accumulated amortization of $30,600and $27,000			106,179		109,779
Investments per balance sheet, end of period	$ 634,976		$ 634,976		$ 629,335